Employee Benefit Plan	12 Months Ended
Jan. 31, 2018
Postemployment Benefits [Abstract]
Employee Benefit Plan
16.	Employee Benefit Plan

In 2004, we established a defined contribution savings plan (the “Plan”) that meets the requirements under Section 401(k) of the Internal Revenue Code. This Plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. Company contributions to the Plan may be made at the discretion of the Board of Directors. Through January 31, 2018, we have not made any contributions to the Plan.